Business acquisitions and dispositions - Acquisition of AlarmForce (Details) customer in Thousands, $ in Millions		12 Months Ended
	Jan. 05, 2018 CAD ($) shares customer	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Disposition of intangibles and other assets		$ 68	$ 323
AlarmForce
Disclosure of detailed information about business combination [line items]
Total cost to be allocated	$ 182
Cash transferred	181
Equity interests of acquirer	$ 1
Number of instruments or interests issued or issuable (in shares) | shares	22,531
Revenue of acquiree since acquisition date		$ 43
AlarmForce | Customer accounts
Disclosure of detailed information about business combination [line items]
Number of customer accounts | customer	39
Disposition of intangibles and other assets	$ 68